May 5, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

	RE:	The Gabelli Capital Series Funds, Inc. (the "Fund")
		File Nos. 33-61254/811-7644

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund, does not differ from that contained in Post-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30,
1998 (Accession # 0000927405-98-000142).

Should you have any comments on this filing, please contact the undersigned at
(617) 573-1556. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,
/s/Julie A. Tedesco
Julie A. Tedesco
Counsel




cc:	B. Alpert
	J. McKee
	D. Schloendorn
	P. Gilligan

g:\shared\clients\gabcapas\correspo\fileltr\sec\497\497(j).doc